Commitments And Contingencies (Commitments Outstanding To Originate And Purchase First And Second Mortgage Loans) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Commitments And Contingencies [Abstract]
Originate fixed-rate	$ 89,059	$ 75,001
Originate adjustable-rate	24,047	20,144
Purchase/participate fixed-rate	30,650	3,526
Purchase/participate adjustable-rate	26,556	8,395
Commitments outstanding to originate and purchase loans	$ 170,312	$ 107,066